Statements Of Financial Condition (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Investments in U.S. Treasury notes - at fair value	$ 89,045,408	$ 81,045,824	$ 147,055,005
Net unrealized appreciation on open futures and forward currency contracts	3,356,525	12,894,380	37,402,229
Due from brokers	13,200,987	6,913,738	14,425,007
Cash denominated in foreign currencies	5,065,536	1,719,017	8,404,398
Total equity in trading accounts	110,668,456	102,572,959	207,286,639
INVESTMENTS IN U.S. TREASURY NOTES - at fair value	427,021,200	634,082,662	654,498,603
CASH AND CASH EQUIVALENTS	14,379,056	42,348,737	47,954,734
ACCRUED INTEREST RECEIVABLE	999,160	3,339,577	1,421,896
TOTAL	553,067,872	782,343,935	911,161,872
LIABILITIES:
Subscriptions by Unitholders received in advance	3,867,804	3,164,450	6,440,530
Net unrealized depreciation on open futures and forward currency contracts	12,129,585	917,275
Due to Managing Owner	182,739	137,996	1,276
Accrued brokerage and custodial fees	2,713,869	4,005,466	4,843,008
Accrued management fees	53,163	57,276	24,278
Redemptions payable to Unitholders	15,509,864	17,618,625	5,953,490
Redemptions payable to Managing Owner		1,259	262,829
Accrued expenses	184,349	180,897	239,340
Cash denominated in foreign currencies		2,122,063	471,510
Due to brokers		951,234
Total liabilities	34,641,373	29,156,541	18,236,261
TRUST CAPITAL:
Total trust capital	518,426,499	753,187,394	892,925,611
TOTAL:	553,067,872	782,343,935	911,161,872
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	9,188,490	9,644,943	10,922,729
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	477,068,327	709,737,394	867,646,692
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,064.56	1,175.07	1,314.17
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	287,189	240,698	101,957
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,182.08	1,261.94	1,350.56
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	30,265,887	32,771,232	14,178,784
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,189.15	1,267.10	1,352.80
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 1,616,606	$ 793,127	$ 75,449
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,245.23	1,307.09	1,366.01